Payden Low Duration Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
106,775 Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
+ 0.840%), 1.02%, 7/25/27 (a)(b) $ 107
5,800,000 AMSR 2020-SFR5 Trust 144A, 1.38%,
11/17/37 (a) 5,826
5,087,363 Apidos CLO XXI 144A, (3 mo. LIBOR USD +
0.930%), 1.06%, 7/18/27 (a)(b) 5,091
1,716,215 Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
USD + 0.800%), 0.93%, 1/20/28 (a)(b) 1,717
3,220,000 BDS 2020-FL5 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (a)(b) 3,233
5,183,393 BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
LIBOR USD + 1.230%), 1.36%, 1/20/29 (a)(b) 5,187
11,900,000 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 9,500
10,840,000 Bristol Park CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.990%), 1.12%, 4/15/29 (a)(b) 10,835
11,400,000 BRSP 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.150%), 1.25%, 8/19/38 (a)(b) 11,420
5,020,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.300%), 1.39%, 9/15/35 (a)(b) 5,026
1,386,388 CARS-DB4 LP 144A, 2.69%, 2/15/50 (a) 1,434
9,200,000 CARS-DB5 LP 144A, 1.44%, 8/15/51 (a) 9,196
5,880,000 CIFC Funding 2015-II Ltd. 144A, (3 mo.
LIBOR USD + 1.010%), 1.14%, 4/15/30 (a)(b) 5,882
11,040,000 CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR
USD + 1.700%), 1.83%, 7/15/32 (a)(b) 11,040
5,970,000 CLNC 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(b) 5,988
3,645,500 CNH Equipment Trust 2019-A , 3.01%, 4/15/24  3,700
2,900,000 DataBank Issuer 144A, 2.06%, 2/27/51 (a) 2,965
5,820,000 Dell Equipment Finance Trust 2020-2 144A,
0.57%, 10/23/23 (a) 5,842
7,500,000 Diamond Infrastructure Funding LLC 144A,
1.76%, 4/15/49 (a) 7,563
1,305,000 Drive Auto Receivables Trust 2019-4 , 2.51%,
11/17/25  1,322
4,890,000 Drive Auto Receivables Trust 2020-1 , 2.08%,
7/15/24  4,916
3,620,000 Drive Auto Receivables Trust 2020-1 , 2.36%,
3/16/26  3,683
1,670,000 Drive Auto Receivables Trust 2020-2 , 1.42%,
3/17/25  1,685
2,115,207 Enterprise Fleet Financing 2019-2 LLC 144A,
2.29%, 2/20/25 (a) 2,142
11,225,170 FirstKey Homes 2020-SFR2 Trust 144A, 1.27%,
10/19/37 (a) 11,278
4,340,000 Ford Credit Auto Lease Trust 2020-A , 2.05%,
6/15/23  4,407
8,690,000 Ford Credit Floorplan Master Owner Trust A
2020-1 , 0.70%, 9/15/25  8,746
1,660,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.03%, 4/16/25  1,706
1,290,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.18%, 5/16/25  1,327
3,720,000 GMF Canada Leasing Trust 2020-1A 144A,
0.91%, 7/20/23 CAD (a)(c) 2,989
7,700,000 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (a)(c) 6,201
6,120,000 GMF Floorplan Owner Revolving Trust 2020-1
144A, 0.68%, 8/15/25 (a) 6,155
Principal
or Shares Security Description
Value
(000)
2,975,685 GreatAmerica Leasing Receivables Funding LLC
Series 2019-1 144A, 3.05%, 9/15/22 (a) $ 3,001
3,800,000 GreatAmerica Leasing Receivables Funding LLC
Series 2020-1 144A, 1.76%, 8/15/23 (a) 3,850
4,750,000 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.34%, 8/15/24 (a) 4,748
7,810,000 Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
mo. LIBOR USD + 1.180%), 1.27%, 9/15/37 (a)
(b) 7,840
3,800,000 HPEFS Equipment Trust 2020-2A 144A,
0.69%, 7/22/30 (a) 3,812
3,637,639 Invitation Homes 2018-SFR1 Trust 144A, (1
mo. LIBOR USD + 0.700%), 0.79%, 3/17/37 (a)
(b) 3,635
3,208,266 John Deere Owner Trust 2019-A , 2.91%,
7/17/23  3,244
4,260,000 John Deere Owner Trust 2020-B , 0.51%,
11/15/24  4,274
3,691,817 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 6/15/36 (a)(b) 3,706
3,930,000 Kubota Credit Owner Trust 2020-1 144A,
1.96%, 3/15/24 (a) 4,002
102,029 L.A. Arena Funding LLC 144A, 7.66%,
12/15/26 (a) 102
7,250,000 LCCM 2021-FL2 Trust 144A, (1 mo. LIBOR
USD + 1.200%), 1.30%, 12/13/38 (a)(b) 7,265
2,684,447 LCM XX LP 144A, (3 mo. LIBOR USD +
1.040%), 1.17%, 10/20/27 (a)(b) 2,686
5,300,000 LoanCore 2021-CRE5 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.300%), 1.39%, 7/15/36 (a)(b) 5,310
15,200,000 Madison Park Funding XXV Ltd. 144A, (3 mo.
LIBOR USD + 0.970%), 1.10%, 4/25/29 (a)(b) 15,200
4,350,000 MBarc Credit Canada Inc. 144A, 0.63%, 5/15/24
CAD (a)(c) 3,483
5,850,000 MF1 2021-FL6 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 7/16/36 (a)(b) 5,866
6,290,000 MMAF Equipment Finance LLC 2020-A 144A,
0.97%, 4/09/27 (a) 6,369
3,757,638 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 3,793
8,648,272 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (a) 8,840
15,550,000 Octagon Investment Partners 32 Ltd. 144A, (3
mo. LIBOR USD + 0.950%), 1.08%, 7/15/29 (a)
(b) 15,550
8,400,000 OneMain Financial Issuance Trust 2021-1 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.760%), 0.80%, 6/16/36 (a)(b) 8,529
594,559 OZLM XIII Ltd. 144A, (3 mo. LIBOR USD +
1.080%), 1.21%, 7/30/27 (a)(b) 595
7,105,175 Palmer Square Loan Funding 2020-1 Ltd.
144A, (3 mo. LIBOR USD + 0.800%), 0.96%,
2/20/28 (a)(b) 7,080
6,230,000 PFS Financing Corp. 144A, 1.21%, 6/15/24 (a) 6,279
2,100,000 PFS Financing Corp. 144A, 0.93%, 8/15/24 (a) 2,112
3,050,000 PFS Financing Corp. 144A, 0.97%, 2/15/26 (a) 3,078
5,500,000 PFS Financing Corp. 144A, 0.71%, 4/15/26 (a) 5,510
7,580,235 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 0.98%, 1/15/29 (a)(b) 7,584
6,650,000 SoFi Professional Loan Program 2021-A Trust
144A, 1.03%, 8/17/43 (a) 6,675
4,410,000 Stack Infrastructure Issuer 2020-1A LLC 144A,
1.89%, 8/25/45 (a) 4,447

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
2,400,000 Stack Infrastructure Issuer 2021-1A LLC 144A,
1.88%, 3/26/46 (a) $ 2,433
5,880,000 STWD 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.194%), 1.24%, 7/15/38 (a)(b) 5,891
3,812,250 Taco Bell Funding 2018-1A LLC 144A, 4.32%,
11/25/48 (a) 3,836
5,586,000 Textainer Marine Containers VII Ltd. 144A,
2.23%, 4/20/46 (a) 5,715
1,000,000 Trillium Credit Card Trust II 2020-1A 144A,
2.33%, 12/26/24 (a) 1,008
8,125,353 TRP-TRIP Rail Master Funding LLC 144A,
2.15%, 6/19/51 (a) 8,235
7,960,000 TRTX 2019-FL3 Issuer Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564%), 1.61%, 10/15/34 (a)(b) 7,985
7,273,193 USQ Rail II LLC 144A, 2.21%, 6/28/51 (a) 7,404
6,550,000 Vantage Data Centers 2020-1A LLC 144A,
1.65%, 9/15/45 (a) 6,618
2,860,000 VB-S1 Issuer 2020-1A LLC 144A, 3.03%,
6/15/50 (a) 3,010
2,990,411 Volvo Financial Equipment LLC Series 2019-1
144A, 3.00%, 3/15/23 (a) 3,014
1,323,000 Westlake Automobile Receivables Trust 2018-3
144A, 4.00%, 10/16/23 (a) 1,342
3,700,000 Westlake Automobile Receivables Trust 2020-1
144A, 2.80%, 6/16/25 (a) 3,824
3,780,000 Westlake Automobile Receivables Trust 2020-2
144A, 1.32%, 7/15/25 (a) 3,812
4,488,750 Wingstop Funding 2020-1A LLC 144A, 2.84%,
12/05/50 (a) 4,685
Total Asset Backed (Cost - $402,275)
405,386
Corporate Bond (39%
)
Financial  (20%)
1,100,000 Air Lease Corp. , 2.25%, 1/15/23  1,128
765,000 Air Lease Corp. , 2.75%, 1/15/23  789
4,360,000 Akelius Residential Property AB , 1.13%,
3/14/24 EUR (c)(d) 5,329
2,240,000 Ally Financial Inc. , 1.45%, 10/02/23  2,276
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  2,045
5,865,000 American Tower Corp. , 0.60%, 1/15/24  5,862
2,455,000 Ares Capital Corp. , 3.63%, 1/19/22  2,482
3,495,000 Athene Global Funding 144A, 2.80%,
5/26/23 (a) 3,641
3,070,000 Athene Global Funding 144A, 1.20%,
10/13/23 (a) 3,110
2,420,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 2,534
1,980,000 Aviation Capital Group LLC 144A, 4.38%,
1/30/24 (a) 2,128
4,600,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  4,625
3,000,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 3,067
5,600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450%), 0.70%, 6/30/24 (b) 5,620
4,600,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.930%), 2.82%, 7/21/23 (b) 4,705
7,845,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 7,876
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (b) 6,720
Principal
or Shares Security Description
Value
(000)
4,920,000 Banque Federative du Credit Mutuel SA 144A,
0.65%, 2/27/24 (a) $ 4,924
3,610,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 3,625
2,795,000 BMW U.S. Capital LLC 144A, 0.80%,
4/01/24 (a) 2,815
3,791,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 4,189
1,430,000 Brighthouse Financial Global Funding 144A,
1.00%, 4/12/24 (a) 1,441
4,000,000 Capital One Financial Corp. , 0.80%, 6/12/24
EUR (c) 4,868
2,030,000 CIT Bank NA , (U.S. Secured Overnight
Financing Rate + 1.715%), 2.97%, 9/27/25 (b) 2,145
3,300,000 CIT Group Inc. , 5.00%, 8/15/22  3,445
4,050,000 Citigroup Global Markets Holdings Inc. , 0.75%,
6/07/24 (e) 4,035
1,475,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.667%), 1.68%, 5/15/24 (b) 1,506
7,835,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 7,869
2,470,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 0.98%, 5/01/25 (b) 2,484
4,750,000 Credit Suisse Group AG 144A, 3.57%,
1/09/23 (a) 4,816
2,840,000 DBS Group Holdings Ltd. 144A, 2.85%,
4/16/22 (a)(e) 2,890
1,470,000 Enstar Group Ltd. , 4.50%, 3/10/22  1,499
4,420,000 Equinix Inc. , 2.63%, 11/18/24  4,661
8,300,000 F&G Global Funding 144A, 1.75%, 6/30/26 (a) 8,479
3,850,000 FCA Bank SpA , 0.50%, 9/18/23 EUR (c)(d) 4,626
5,210,000 Federation des Caisses Desjardins du Quebec
144A, 0.70%, 5/21/24 (a) 5,217
3,794,000 Fifth Third Bancorp , 3.65%, 1/25/24  4,070
1,935,000 First Republic Bank , (U.S. Secured Overnight
Financing Rate + 0.620%), 1.91%, 2/12/24 (b) 1,976
4,500,000 FS KKR Capital Corp. , 4.75%, 5/15/22  4,620
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 4,233
2,355,000 General Motors Financial Co. Inc. , 3.15%,
6/30/22  2,408
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,799
1,198,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 0.821%), 2.88%, 10/31/22 (b) 1,205
4,095,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 1.053%), 2.91%, 6/05/23 (b) 4,181
5,410,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.538%), 0.63%,
11/17/23 (b) 5,413
8,155,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 8,173
1,645,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,787
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,584
2,750,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 2,770
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  2,139
3,260,000 Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (a) 3,341
655,000 iStar Inc. , 4.75%, 10/01/24  695
3,935,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 4,020

Principal
or Shares Security Description
Value
(000)
2,330,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 0.70%, 3/16/24 (b) $ 2,340
3,510,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.420%), 0.56%, 2/16/25 (b) 3,499
5,005,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 1.16%, 11/28/23 (a)(b) 5,054
9,970,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) 10,034
5,200,000 Mizuho Financial Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.872%), 0.85%,
9/08/24 (b) 5,233
4,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 0.56%, 11/10/23 (b) 4,309
6,920,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 0.53%, 1/25/24 (b) 6,924
3,360,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.616%), 0.73%, 4/05/24 (b) 3,372
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (b) 4,945
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 3,616
2,230,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 2,232
7,770,000 Nationwide Building Society 144A, 0.55%,
1/22/24 (a) 7,764
5,420,000 Natwest Group PLC , (3 mo. LIBOR USD +
1.470%), 1.63%, 5/15/23 (b) 5,474
4,200,000 NatWest Markets PLC 144A, 0.80%, 8/12/24 (a) 4,198
2,200,000 NIBC Bank NV , 3.13%, 11/15/23 GBP (c)(d) 3,213
2,160,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  2,338
1,520,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,620
1,995,000 Reliance Standard Life Global Funding II 144A,
2.15%, 1/21/23 (a) 2,044
5,400,000 Reliance Standard Life Global Funding II 144A,
3.85%, 9/19/23 (a) 5,768
2,050,000 Santander Holdings USA Inc. , 3.70%, 3/28/22  2,088
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,910
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,852
1,195,000 Shriram Transport Finance Co. Ltd. 144A,
5.10%, 7/16/23 (a) 1,202
1,136,000 SLM Corp. , 5.13%, 4/05/22  1,162
4,000,000 Stellantis NV , 5.25%, 4/15/23  4,300
8,105,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.85%,
3/25/24 (a) 8,147
515,000 Synchrony Financial , 2.85%, 7/25/22  526
1,505,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 1,516
2,330,000 UBS Group AG 144A, 3.49%, 5/23/23 (a) 2,388
2,500,000 UBS Group AG 144A, (3 mo. LIBOR USD +
0.954%), 2.86%, 8/15/23 (a)(b) 2,562
2,940,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830%), 1.01%, 7/30/24 (a)(b) 2,963
1,000,000 UniCredit SpA 144A, 6.57%, 1/14/22 (a) 1,026
3,075,000 Ventas Realty LP , 2.65%, 1/15/25  3,247
5,640,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 5,672
1,840,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.510%), 0.81%, 5/19/25 (b) 1,844
325,267
Principal
or Shares Security Description
Value
(000)
Industrial  (13%)
335,000 3M Co. , 2.65%, 4/15/25  $ 358
5,580,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 5,582
7,400,000 AbbVie Inc. , 2.60%, 11/21/24  7,834
5,400,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 5,543
3,445,000 Astrazeneca Finance LLC , 0.70%, 5/28/24  3,451
5,470,000 AT&T Inc. , 0.90%, 3/25/24  5,486
3,650,000 Becton Dickinson Euro Finance Sarl , 0.63%,
6/04/23 EUR (c) 4,397
3,950,000 Bell Canada , 0.75%, 3/17/24  3,974
1,425,000 Berry Global Inc. 144A, 0.95%, 2/15/24 (a) 1,430
7,060,000 Boeing Co. , 1.43%, 2/04/24  7,079
2,055,000 Cigna Corp. , 0.61%, 3/15/24  2,056
2,455,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  2,519
2,147,000 Daimler Finance North America LLC 144A,
3.35%, 2/22/23 (a) 2,243
8,000,000 Daimler Finance North America LLC 144A,
3.70%, 5/04/23 (a) 8,445
3,990,000 Daimler Finance North America LLC 144A,
0.75%, 3/01/24 (a) 4,003
730,000 Elanco Animal Health Inc. , 4.91%, 8/27/21  734
1,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,369
4,700,000 Fidelity National Information Services Inc. ,
0.75%, 5/21/23 EUR (c) 5,675
1,985,000 Fidelity National Information Services Inc. ,
0.60%, 3/01/24  1,985
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,938
2,520,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.550%), 1.68%, 1/14/22 (b) 2,535
1,845,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.310%), 1.46%, 6/30/22 (b) 1,862
3,000,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,026
8,300,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 9,120
3,290,000 Graphic Packaging International LLC 144A,
0.82%, 4/15/24 (a) 3,280
1,000,000 HCA Inc. , 4.75%, 5/01/23  1,070
2,925,000 Humana Inc. , 0.65%, 8/03/23  2,926
3,760,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 3,794
4,000,000 Hyundai Capital America 144A, 0.88%,
6/14/24 (a) 3,995
1,660,000 Infor Inc. 144A, 1.45%, 7/15/23 (a)(e) 1,681
1,315,000 International Flavors & Fragrances Inc. 144A,
0.70%, 9/15/22 (a) 1,317
2,320,000 Lennar Corp. , 4.13%, 1/15/22  2,337
675,000 McDonald's Corp. , 3.30%, 7/01/25  735
3,185,000 Microchip Technology Inc. , 2.67%, 9/01/23  3,310
6,075,000 Microchip Technology Inc. 144A, 0.97%,
2/15/24 (a) 6,089
1,710,000 Microchip Technology Inc. 144A, 0.98%,
9/01/24 (a) 1,708
7,200,000 Mylan Inc. 144A, 3.13%, 1/15/23 (a) 7,460
6,545,000 Nissan Motor Acceptance Corp. 144A, 1.05%,
3/08/24 (a) 6,550
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  998
3,575,000 NTT Finance Corp. 144A, 0.58%, 3/01/24 (a) 3,578
4,140,000 NXP BV/NXP Funding LLC 144A, 4.63%,
6/01/23 (a) 4,436
3,155,000 Pelabuhan Indonesia III Persero PT 144A,
4.50%, 5/02/23 (a) 3,355

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
7,450,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 4.25%, 1/17/23 (a) $ 7,843
4,460,000 Royalty Pharma PLC 144A, 0.75%, 9/02/23 (a) 4,478
5,740,000 Ryder System Inc. , 3.40%, 3/01/23  5,995
1,550,000 Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (a) 1,550
560,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  562
1,595,000 SMBC Aviation Capital Finance DAC 144A,
3.00%, 7/15/22 (a) 1,630
1,415,000 Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (a) 1,418
2,860,000 Southwest Airlines Co. , 4.75%, 5/04/23  3,065
291,250 Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 144A, 3.36%,
9/20/21 (a) 293
1,150,000 Stryker Corp. , 0.60%, 12/01/23  1,150
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 8,753
3,800,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80%, 7/21/23  3,761
1,100,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  1,157
800,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  880
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  876
855,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  895
2,805,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 2,804
2,015,000 Verizon Communications Inc. , 0.75%, 3/22/24  2,025
3,000,000 Viatris Inc. 144A, 1.13%, 6/22/22 (a) 3,018
3,435,000 VMware Inc. , 1.00%, 8/15/24  3,447
7,175,000 Volkswagen Group of America Finance LLC
144A, 2.90%, 5/13/22 (a) 7,316
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,431
216,610
Utility  (6%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 3,959
5,835,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 5,938
2,000,000 CenterPoint Energy Resources Corp. , 0.70%,
3/02/23  2,001
2,145,000 Diamondback Energy Inc. , 0.90%, 3/24/23  2,145
2,525,000 Energy Transfer LP , 3.60%, 2/01/23  2,616
3,930,000 Energy Transfer LP , 4.25%, 3/15/23  4,116
1,865,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 1,904
2,255,000 Kinder Morgan Inc. , (3 mo. LIBOR USD +
1.280%), 1.41%, 1/15/23 (b) 2,286
1,000,000 NextEra Energy Capital Holdings Inc. , 0.65%,
3/01/23  1,004
1,815,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 1,914
1,750,000 OGE Energy Corp. , 0.70%, 5/26/23  1,751
2,540,000 Oklahoma Gas and Electric Co. , 0.55%, 5/26/23  2,541
7,985,000 ONE Gas Inc. , 1.10%, 3/11/24  7,987
3,835,000 Pacific Gas and Electric Co. , (3 mo. LIBOR USD
+ 1.375%), 1.53%, 11/15/21 (b) 3,839
4,980,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  4,974
3,925,000 Phillips 66 , 0.90%, 2/15/24  3,929
1,755,000 Pioneer Natural Resources Co. , 0.55%, 5/15/23  1,758
1,920,000 Pioneer Natural Resources Co. , 0.75%, 1/15/24  1,921
6,812,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  7,632
2,120,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 2,143
Principal
or Shares Security Description
Value
(000)
614,286 Southern California Edison Co. , 1.85%, 2/01/22  $ 615
7,710,000 Southern Co. , 0.60%, 2/26/24  7,735
5,660,000 Southern Co. Gas Capital Corp. , 2.45%,
10/01/23  5,893
4,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 4,163
4,000,000 Valero Energy Corp. , 2.70%, 4/15/23  4,144
3,800,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 4,042
92,950
Total Corporate Bond (Cost - $628,067)
634,827
Foreign Government (0%
)
2,120,000 Fondo MIVIVIENDA SA144A, 3.50%, 1/31/23
(a)
(Cost - $2,116) 2,185
Mortgage Backed (16%
)
8,800,000 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 1.02%, 1/18/36 (a)(b) 8,840
122,617,908 Benchmark 2018-B6 Mortgage Trust , 0.43%,
10/10/51 (f) 2,698
2,681,010 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 0.920%), 1.01%,
10/15/36 (a)(b) 2,690
2,698,883 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.080%), 1.17%,
10/15/36 (a)(b) 2,708
1,544,806 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.69%,
12/15/36 (a)(b) 1,549
2,150,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 0.930%), 1.02%,
10/15/37 (a)(b) 2,157
6,480,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 1.130%), 1.22%,
10/15/37 (a)(b) 6,490
7,050,000 BXMT 2021-FL4 Ltd. 144A, (1 mo. LIBOR
USD + 1.050%), 1.14%, 5/15/38 (a)(b) 7,061
22,431,983 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.14%, 5/15/52 (f) 1,533
9,004,277 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
6/15/34 (a)(b) 8,851
44,634,370 Citigroup Commercial Mortgage Trust 2018-C6 ,
0.78%, 11/10/51 (f) 2,241
20,583,822 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 0.900%), 0.99%, 11/15/37 (a)(b) 20,685
5,254,935 COMM 2019-WCM Mortgage Trust 144A,
(1 mo. LIBOR USD + 0.900%), 0.99%,
10/15/34 (a)(b) 5,264
6,241,724 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (a)(b) 6,230
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.34%,
11/25/39 (a)(b) 4,370
3,413,465 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 2.19%,
9/25/39 (a)(b) 3,428
1,604,450 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 2.19%,
10/25/39 (a)(b) 1,614

Principal
or Shares Security Description
Value
(000)
1,015,770 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
1/25/40 (a)(b) $ 1,022
900,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 3.74%,
2/25/40 (a)(b) 933
2,860,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 1.32%, 5/15/36 (a)(b) 2,870
4,321,767 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.250%), 2.34%, 7/25/30 (b) 4,375
1,641,655 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.200%), 2.29%, 8/25/30 (b) 1,661
20,884,073 FR SB0084 15YR , 3.00%, 2/01/32  22,133
12,422,451 FR SB0373 15YR , 3.00%, 7/01/33  13,199
12,150,824 Freddie Mac , 1.00%, 4/15/54  12,339
16,650,000 Freddie Mac Multifamily Structured Pass-
Through Certificates , 2.95%, 7/25/24  17,585
3,031,942 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.94%, 9/25/49 (a)(b) 3,045
2,434,012 Freddie Mac STACR REMIC Trust 2019-HQA4
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
11/25/49 (a)(b) 2,445
1,376,192 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 1.79%,
1/25/50 (a)(b) 1,382
1,020,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.94%,
2/25/50 (a)(b) 1,028
2,545,394 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 1.99%,
1/25/50 (a)(b) 2,555
1,129,197 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 3.19%,
3/25/50 (a)(b) 1,146
4,002,992 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/51 (a)(b) 4,004
13,900,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 0.75%,
8/25/33 (a)(b) 13,906
1,616,178 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 2.04%,
10/25/49 (a)(b) 1,624
10,533,278 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.49%, 2/25/49 (a)
(b) 10,604
1,113,695 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 10/25/29 (b) 1,250
1,450,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (b) 1,484
2,000,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.29%, 1/25/34 (a)(b) 2,000
5,000,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 1.25%, 7/15/36 (a)(b) 5,003
530,909 JP Morgan Mortgage Trust 2017-5 144A,
3.00%, 10/26/48 (a)(f) 533
Principal
or Shares Security Description
Value
(000)
1,070,000 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (a)(b) $ 1,094
3,400,000 Morgan Stanley Capital I Trust 2017-CLS
144A, (1 mo. LIBOR USD + 0.700%), 0.79%,
11/15/34 (a)(b) 3,404
1,162,034 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 1.700%),
1.79%, 10/15/49 (a)(b) 1,163
1,286,584 New Residential Mortgage Loan Trust 2017-1
144A, 4.00%, 2/25/57 (a)(f) 1,383
2,994,685 New Residential Mortgage Loan Trust 2017-3
144A, 4.00%, 4/25/57 (a)(f) 3,237
2,720,473 New Residential Mortgage Loan Trust 2017-4
144A, 4.00%, 5/25/57 (a)(f) 2,923
8,450,000 ONE 2021-PARK Mortgage Trust 144A, (1 mo.
LIBOR USD + 0.700%), 0.79%, 3/15/36 (a)(b) 8,463
2,787,226 PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD +
1.050%), 1.14%, 4/14/37 (a)(b) 2,788
3,510,000 PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD +
1.450%), 1.54%, 4/14/37 (a)(b) 3,512
6,253,604 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(f) 6,395
4,848,627 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.74%, 4/25/43 (a)(b) 4,860
2,750,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.84%, 4/25/43 (a)(b) 2,823
650,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.59%, 2/25/47 (a)(b) 747
9,150,000 STWD Trust 2021-FLWR 144A, (1 mo. LIBOR
USD + 0.577%), 0.68%, 7/15/36 (a)(b) 9,146
Total Mortgage Backed (Cost - $267,761)
268,473
Municipal (0%
)
1,415,000 California Earthquake Authority, 1.33%, 7/01/22
(Cost - $1,415) 1,428
U.S. Treasury (20%
)
5,005,000 U.S. Treasury Bill , 0.10%, 11/04/21 (g)(h) 5,004
2,300,000 U.S. Treasury Bill , 0.06%, 3/24/22 (g) 2,299
27,405,000 U.S. Treasury Bill , 0.04%, 4/21/22 (g) 27,397
84,985,000 U.S. Treasury Note , 0.13%, 1/31/23  84,985
4,450,000 U.S. Treasury Note , 0.13%, 2/28/23  4,450
79,845,000 U.S. Treasury Note , 0.13%, 3/31/23  79,820
56,195,000 U.S. Treasury Note , 0.13%, 4/30/23  56,168
12,310,000 U.S. Treasury Note , 0.13%, 5/31/23  12,302
1,191,000 U.S. Treasury Note , 2.75%, 5/31/23 (h) 1,247
3,280,000 U.S. Treasury Note , 0.13%, 6/30/23  3,278
8,160,000 U.S. Treasury Note , 0.13%, 10/15/23  8,144
50,001,000 U.S. Treasury Note , 0.38%, 7/15/24  50,050
Total U.S. Treasury (Cost - $334,943)
335,144
Investment Company (1%
)
14,217,260 Payden Cash Reserves Money Market Fund*
(Cost - $14,217)
14,217
Total Investments (Cost - $1,650,794) (101%)
1,661,660
Liabilities in excess of Other Assets (-1%)
(23,341)
Net Assets (100%) $ 1,638,319
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.

Payden Mutual Funds
Payden Low Duration Fund
continued
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $1,085 and the total market value of the collateral held by the Fund is $1,117. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Yield to maturity at time of purchase.
(h) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 17 USD  14 HSBC Bank USA, N.A. 09/21/2021 $ –
EUR 32 USD  38 Citibank, N.A. 09/21/2021 –
USD 25,050 EUR  21,027 Citibank, N.A. 09/21/2021 81
USD 22,398 CAD  27,720 HSBC Bank USA, N.A. 09/21/2021 180
USD 3,227 GBP  2,321 HSBC Bank USA, N.A. 09/21/2021 –
Net Unrealized Appreciation
$261
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 664 Sep-23 $ 164,672 $ 106 $ 106
U.S. Treasury 2-Year Note Future 1,641 Sep-21 362,097 (119) (119)
(13)
Short Contracts:
90 Day Eurodollar Future 664 Sep-25 (163,643) (771) (771)
U.S. Treasury 10-Year Note Future 477 Sep-21 (64,134) (1,384) (1,384)
U.S. Treasury 5-Year Note Future 345 Sep-21 (42,934) (284) (284)
(2,439)
Total Futures
$(2,452)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
2-Year SOFR Swap, Receive Fixed 0.03% Annually, Pay
Variable 0.05% (SOFRRATE) Annually 08/20/2022 $10,000 $(4) $– $(4)